RESTRICTED CASH	12 Months Ended
Dec. 31, 2022
RESTRICTED CASH
RESTRICTED CASH

NOTE 7 – RESTRICTED CASH

	12/31/2022	12/31/2021
Current
Commercialization - PROINFA	2,157,166	1,041,481
PROCEL	726,107	433,268
Itaipu Agreement	180,552	165,571
Resources of RGR	34,576	31,575
Commercialization - Itaipu	—	1,038,270
	3,098,401	2,710,165

Non-current
Southeast and Midwest Energy Fund (a)	897,225	554,123
Northeast Energy Fund (b)	403,358	140,705
	1,300,583	694,828

	4,398,984	3,404,993

With the completion of the Company’s capitalization process, the responsibility for the commercialization of electricity produced by the Itaipu hydroelectric power plant was transferred to ENBpar.

For a period of up to twelve months counted from June 2022, the Company will continue to manage government programs PROINFA, RGR and PROCEL, which will later be transferred to ENBpar. For further details, see note 1.2.3.

a) Fundo de Energia do Sudeste e Centro-Oeste – FESC

Sectorial fund, created by MP No. 677/2015, converted into Law No. 13,182, of November 3, 2015, with the objective of providing resources to supply electro-intensive companies in the Midwest and Southeast, FESC allows Furnas to negotiate electric energy at competitive prices with the ferroalloy, silicon metallic, or magnesium industries, with increased investments in electric energy, especially in the Southeast and Midwest regions. Furnas will use the resources of this fund for the acquisition / formation of these SPEs and its shareholding may be up to 49% of the equity of these companies.

b) Fundo de Energia do Nordeste – FEN

Sectorial fund, created by MP No. 677/2015, converted into Law No. 13,182, of November 3, 2015. The resources reverted to the fund are calculated by the difference between the price paid by large consumers to Chesf and the cost of generating energy, under the terms of the legislation, in order to provide resources for the implementation of electric energy projects in the Northeast Region of Brazil, through SPEs. Chesf will use the resources of this fund for the acquisition / formation of these SPEs and its shareholding may be up to 49% of the equity of these companies.

Accounting Policy

Restricted cash is composed of resources that can be used exclusively for the purposes that they were collected, without the Company being able to move them freely.